Other non-current assets	12 Months Ended
Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Other non-current assets	Other non-current assets
Other non-current assets consist of the following (in USD thousands):

	December 31,
	2024	2023
Research tax credit receivable	$4,244	$4,743
Guarantee deposits	1,518	1,357
Total	$5,762	$6,100